Cash Equivalents - Schedule of Summarize the Amortized Cost and Fair Value of the Company's Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Money Market Funds At Amortized Cost	$ 9,439	$ 7,042
Cash Equivalents At Amortized Cost	9,439	12,097
Money Market Funds, at Carrying Value	9,439	7,042
Cash Equivalents, at Carrying Value	$ 9,439	12,097
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Money Market Funds At Amortized Cost		5,055
Money Market Funds, at Carrying Value		$ 5,055